INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES -Components of Income Tax (Details) - Securitize, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Total income/(loss) before provision for/(benefit from) income taxes	$ (48,252,220)	$ (24,196,772)
Domestic
Income Taxes [Line Items]
Total income/(loss) before provision for/(benefit from) income taxes	(46,135,563)	(28,802,994)
Foreign
Income Taxes [Line Items]
Total income/(loss) before provision for/(benefit from) income taxes	$ (2,116,657)	$ 4,606,222